Financial Risks - Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase by fifteen percentage of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	€ 260	€ 87
Estimated approximate effects on shareholders' equity	2,159	2,179
Increase by fifteen percentage of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	21	(3)
Estimated approximate effects on shareholders' equity	321	259
Increase by Fifteen percentage of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	265	79
Estimated approximate effects on shareholders' equity	2,598	2,537
Decrease by fifteen percentage of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(189)	(61)
Estimated approximate effects on shareholders' equity	(1,566)	(1,558)
Decrease by fifteen percentage of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(16)	(55)
Estimated approximate effects on shareholders' equity	(216)	(170)
Decrease by fifteen percentage of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(184)	(110)
Estimated approximate effects on shareholders' equity	€ (1,868)	€ (1,794)